ESTIMATION OF FAIR VALUE - Measurements at fair value on a non-recurring basis (Details) - COP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of fair value measurement of assets [line items]
Non-current assets held for sale	$ 92,830	$ 208,426
Non-recurring fair value measurement
Disclosure of fair value measurement of assets [line items]
Impaired collateralized loans	1,740,705	1,959,513
Non-current assets held for sale	92,830	208,426
Assets held for sale	1,833,535	2,167,939
Level 3 of fair value hierarchy [member] | Non-recurring fair value measurement
Disclosure of fair value measurement of assets [line items]
Impaired collateralized loans	1,740,705	1,959,513
Non-current assets held for sale	92,830	208,426
Assets held for sale	$ 1,833,535	$ 2,167,939